Note 13 - Accrued Expenses and Other Current Liabilities (Detail) - Accrued expenses and other current liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued bonus	$ 2,026,268	$ 3,006,519
Accrued refund of subscription fees	364,445	1,242,226
Accrued professional service fees	718,863	480,248
Withholding individual income tax-option exercise	61,683	61,683
Other taxes payable	291,870	381,095
Accrued raw data cost	364,889	375,837
Accrued office rental		8,739
Accrued bandwidth cost	44,983	26,017
Accrued welfare benefits	68,717	385,711
Others	1,446,912	488,974
	$ 5,388,630	$ 6,457,049